Cover	Jul. 25, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Jul. 25, 2022
Entity File Number	001-39199
Entity Registrant Name	TRxADE HEALTH, INC.
Entity Central Index Key	0001382574
Entity Tax Identification Number	46-3673928
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2420 Brunello Trace
Entity Address, City or Town	Lutz
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33558
City Area Code	800
Local Phone Number	261-0281
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 Par Value Per Share
Trading Symbol	MEDS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false